RESULTS FOR THE YEAR - Geographical Areas (Details) kr in Millions	12 Months Ended
	Dec. 31, 2019 DKK (kr) item	Dec. 31, 2018 DKK (kr)	Dec. 31, 2017 DKK (kr)
Disclosure of geographical areas [line items]
Revenue	kr 5,366	kr 3,025	kr 2,365
Non-current assets	kr 707	632	238
Number of business unit | item	1
DENMARK
Disclosure of geographical areas [line items]
Revenue	kr 5,366	3,025	2,365
Non-current assets	387	454	105
NETHERLANDS
Disclosure of geographical areas [line items]
Non-current assets	252	167	127
UNITED STATES
Disclosure of geographical areas [line items]
Non-current assets	kr 68	kr 11	kr 6